Related Parties - Summary of Key Management Personnel Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 1,997	$ 2,351	$ 1,961
Post-employment benefits	88	288	227
Other long-term benefits	14	36	39
Share based payment	12,015	16,930	16,767
Legal and professional	84	84	38
Total	14,198	19,689	$ 19,032
Balance Outstanding
Employee related payables	552	746
Accrued expenses	$ 78	$ 75